Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Major Products of Long-term Insurance Contracts

The table below presents the Group’s major products of long-term insurance contracts:

Product name	For the year ended 31 December
	2017 RMB million	%	2016 RMB million	%
Premiums of long-term insurance contracts
New Xin Feng Endowment (Type A) (a)	59,636	12.83%	38,059	9.75%
Xin Fu Ying Jia Annuity (b)	40,588	8.73%	1,626	0.42%
Kang Ning Whole Life (c)	21,435	4.61%	22,420	5.74%
Hong Ying Participating Endowment (d)	3,019	0.65%	4,968	1.27%
Hong Tai Endowment (e)	166	0.04%	203	0.05%
Others (f)	340,054	73.14%	323,162	82.77%

Total	464,898	100.00%	390,438	100.00%

Insurance benefits of long-term insurance contracts
New Xin Feng Endowment (Type A) (a)	78	0.05%	67	0.04%
Xin Fu Ying Jia Annuity (b)	7,956	4.79%	277	0.15%
Kang Ning Whole Life (c)	4,197	2.52%	3,949	2.20%
Hong Ying Participating Endowment (d)	49,796	29.96%	73,261	40.72%
Hong Tai Endowment (e)	41,271	24.83%	25,093	13.95%
Others (f)	62,926	37.85%	77,255	42.94%

Total	166,224	100.00%	179,902	100.00%

	As at 31 December 2017		As at 31 December 2016
	RMB million	%	RMB million	%
Liabilities of long-term insurance contracts
New Xin Feng Endowment (Type A) (a)	69,280	3.47%	43,794	2.40%
Xin Fu Ying Jia Annuity (b)	19,771	0.99%	987	0.05%
Kang Ning Whole Life (c)	268,708	13.44%	244,112	13.37%
Hong Ying Participating Endowment (d)	70,506	3.53%	117,946	6.46%
Hong Tai Endowment (e)	16,730	0.84%	57,356	3.14%
Others (f)	1,554,071	77.73%	1,361,761	74.58%

Total	1,999,066	100.00%	1,825,956	100.00%

(a)	New Xin Feng is an endowment insurance contract with single premium. Its insured period is 5 years. This product is applicable to healthy policyholders between 18-year-old and 70-year-old. Both maturity and death benefits are paid at the basic sum insured. Accident death benefit is paid at 300% of the basic sum insured.

(b)	Xin Fu Ying Jia Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Fu Ying Jia Annuity to the corresponding date when policyholders reach the age of 88. This product is applicable to healthy policyholders between 28-day-old and 70-year-old. From the effective date to the contractual date starting to claim of Xin Fu Ying Jia Annuity, the annuity payment of first policy year is paid at 20% of the first premium of the product, the following annuity payments are paid at 20% of the basic sum insured by Xin Fu Ying Jia Annuity. From the first corresponding date after the contractual date starting to claim of annuity, to the corresponding date when the policyholders reach the age of 88-year-old, annuity is paid at 3% of the basic sum insured during the insured period if policyholders live to the annual corresponding effective date; annuity is paid at the premium received (without interest) during the insured period if policyholders live to the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the premium received (without interest) or the cash value of the contract, whichever greater when death incurred before the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the cash value of the contract when death incurred after contractual date starting to claim of annuity; the contract terminates and accidental death benefit is paid at the premium received (without interest) less any death benefit paid when accidents occurred and due to which death incurred within 180 days.

(c)	Kang Ning is a whole life insurance contract with the options for single premium or regular premium of 10 years or 20 years. This product is applicable to healthy policyholders under 70-year-old. The critical illness benefit is paid at 200% of the basic sum insured. Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.

(d)	Hong Ying is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between 30-day-old and 70-year-old. Maturity benefit of a single premium policy is paid at the basic sum insured, while that of a regular premium policy is paid at the basic sum insured multiplied by the number of years of the premium payments. Disease death benefit incurred within the first policy year is paid at the premium received (without interest). Disease death benefit incurred after the first policy year is paid at the basic sum insured for a single premium policy or the basic sum insured multiplied by the number of years of premium payments for a regular premium policy. When accidents occurred during taking a train, a ship or a flight period, death benefit is paid at 300% of the basic sum insured for a single premium policy or 300% of the basic sum insured multiplied by the number of years of premium payments for a regular premium policy. When accidents occurred out of the period of taking a train, a ship or a flight, death benefit is paid at 200% of the basic sum insured for a single premium policy or 200% of the basic sum insured multiplied by the number of years of premium payments for a regular premium policy.

(e)	Hong Tai is long-term individual participating endowment insurance contract with options for single premium or regular premium of 10 years, designed for healthy policyholders of age between 30-day-old and 75-year-old. Insured period can be 5 years, 6 years or 10 years. Maturity benefit for single premium is paid at 100% of basic sum insured. Maturity benefit for regular premium is paid at basic sum insured multiplied by number of year of premium payments. Disease death benefit incurred within first year is paid at premium received (without interest). All other death benefits incurred are paid at basic sum insured or basic sum insured multiplied by the number of year of premium payments for single premium and regular premium, respectively.

(f)	Others consist of various long-term insurance contracts with no significant concentration.

Claim Development for Short-term Insurance Contracts

The following table indicates the claim development for short-term insurance contracts without taking into account the impacts of ceded business:

	Short-term insurance contracts (accident year)
Estimated claims expenses	2013	2014	2015	2016	2017	Total
Year end	11,476	16,499	20,497	27,120	33,926
1 year later	11,872	17,265	21,427	27,303
2 years later	11,775	16,726	21,422
3 years later	11,775	16,726
4 years later	11,775

Estimated accumulated claims expenses	11,775	16,726	21,422	27,303	33,926	111,152
Accumulated claims expenses paid	(11,775)	(16,726)	(21,422)	(26,047)	(21,404)	(97,374)

Unpaid claims expenses	—	—	—	1,256	12,522	13,778

The following table indicates the claim development for short-term insurance contracts taking into account the impacts of ceded business:

	Short-term insurance contracts (accident year)
Estimated claims expenses	2013	2014	2015	2016	2017	Total
Year end	11,331	16,379	20,359	26,897	33,700
1 year later	11,743	17,127	21,262	27,107
2 years later	11,645	16,589	21,259
3 years later	11,645	16,589
4 years later	11,645

Estimated accumulated claims expenses	11,645	16,589	21,259	27,107	33,700	110,300
Accumulated claims expenses paid	(11,645)	(16,589)	(21,259)	(25,860)	(21,273)	(96,626)

Unpaid claims expenses	—	—	—	1,247	12,427	13,674

Summary of Financial Assets and Financial Liabilities Denominated in Currencies other than RMB, Expressed in RMB Equivalent

The following table summarises financial assets and financial liabilities denominated in currencies other than RMB as at 31 December 2017 and 2016, expressed in RMB equivalent:

As at 31 December 2017	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	8,697	28,859	—	—	—	37,556
- Securities at fair value through profit or loss	4,707	146	1,088	2,690	1,198	9,829
Debt securities
- Held-to-maturity securities	155	—	—	—	—	155
- Loans	952	—	—	—	—	952
- Available-for-sale securities	1,229	—	—	—	—	1,229
- Securities at fair value through profit or loss	435	—	18	5	5	463
Term deposits	7,744	—	—	—	—	7,744
Cash and cash equivalents	1,246	185	282	128	3	1,844

Total	25,165	29,190	1,388	2,823	1,206	59,772

Financial liabilities
Interest-bearing loans and other borrowings	12,480	—	2,413	3,901	—	18,794

Total	12,480	—	2,413	3,901	—	18,794

As at 31 December 2016	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	6,968	12,791	—	—	148	19,907
- Securities at fair value through profit or loss	3,906	128	1,115	2,475	1,135	8,759
Debt securities
- Held-to-maturity securities	164	—	—	—	—	164
- Securities at fair value through profit or loss	348	—	14	3	13	378
Term deposits	6,106	—	—	—	—	6,106
Cash and cash equivalents	2,685	2,083	145	39	9	4,961

Total	20,177	15,002	1,274	2,517	1,305	40,275

Financial liabilities
Interest-bearing loans and other borrowings	13,100	—	2,339	731	—	16,170

Total	13,100	—	2,339	731	—	16,170

Contractual and Expected Undiscounted Cash Flows for Financial Assets and Liabilities and Insurance Liabilities

The following tables set forth the contractual and expected undiscounted cash flows for financial assets and liabilities and insurance liabilities:

			Contractual and expected cash flows (undiscounted)
As at 31 December 2017	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
Financial assets
Contractual cash inflows
Equity securities	409,528	409,528	—	—	—	—
Debt securities	1,255,052	—	127,830	240,582	271,538	1,240,465
Loans	383,504	—	141,679	105,063	64,386	128,753
Term deposits	449,400	—	104,976	252,571	133,013	2,823
Statutory deposits — restricted	6,333	—	4,084	734	2,106	—
Securities purchased under agreements to resell	36,185	—	36,185	—	—	—
Accrued investment income	50,641	—	44,789	5,602	250	—
Premiums receivable	14,121	—	14,121	—	—	—
Cash and cash equivalents	48,586	—	48,586	—	—	—

Subtotal	2,653,350	409,528	522,250	604,552	471,293	1,372,041

Financial and insurance liabilities
Expected cash outflows
Insurance contracts	2,025,133	—	16,319	221,905	47,109	(3,807,542)
Investment contracts	232,500	—	(15,308)	(29,981)	(26,892)	(388,320)
Contractual cash outflows
Securities sold under agreements to repurchase	87,309	—	(87,309)	—	—	—
Financial liabilities at fair value through profit or loss	2,529	(2,529)	—	—	—	—
Annuity and other insurance balances payable	44,820	—	(44,820)	—	—	—
Interest-bearing loans and other borrowings	18,794	—	(1,240)	(18,557)	—	—

Subtotal	2,411,085	(2,529)	(132,358)	173,367	20,217	(4,195,862)

Net cash inflows/(outflows)	242,265	406,999	389,892	777,919	491,510	(2,823,821)

			Contractual and expected cash flows (undiscounted)
As at 31 December 2016	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
Financial assets
Contractual cash inflows
Equity securities	421,383	421,383	—	—	—	—
Debt securities	1,148,894	—	210,589	214,105	188,740	1,014,074
Loans	226,573	—	119,247	47,606	41,697	55,106
Term deposits	538,325	—	199,657	260,065	117,012	8,858
Statutory deposits - restricted	6,333	—	1,909	4,720	209	—
Securities purchased under agreements to resell	43,538	—	43,538	—	—	—
Accrued investment income	55,945	—	44,722	11,100	123	—
Premiums receivable	13,421	—	13,421	—	—	—
Cash and cash equivalents	67,046	—	67,046	—	—	—

Subtotal	2,521,458	421,383	700,129	537,596	347,781	1,078,038

Financial and insurance liabilities
Expected cash outflows
Insurance contracts	1,847,986	—	(43,322)	97,236	35,088	(3,229,394)
Investment contracts	195,706	—	(15,880)	(34,147)	(33,128)	(259,905)
Contractual cash outflows
Securities sold under agreements to repurchase	81,088	—	(81,088)	—	—	—
Financial liabilities at fair value through profit or loss	2,031	(2,031)	—	—	—	—
Annuity and other insurance balances payable	39,038	—	(39,038)	—	—	—
Interest-bearing loans and other borrowings	16,170	—	(1,138)	(16,159)	—	—
Bonds payable	37,998	—	(39,032)	—	—	—

Subtotal	2,220,017	(2,031)	(219,498)	46,930	1,960	(3,489,299)

Net cash inflows/(outflows)	301,441	419,352	480,631	584,526	349,741	(2,411,261)

Capital Management under Insurance Institution Solvency Regulations

The table below summarises the core and comprehensive solvency ratio, core capital, actual capital and minimum capital of the Company under Insurance Institution Solvency Regulations (No.1 - No.17):

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Core capital	706,516	639,396
Actual capital	706,623	677,768
Minimum capital	254,503	228,080
Core solvency ratio	278%	280%
Comprehensive solvency ratio	278%	297%

Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value

The following table presents the Group’s quantitative disclosures of fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2017:

	Fair value measurement using			Total
	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3
	RMB million	RMB million	RMB million	RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities	196,673	48,989	89,111	334,773
- Debt securities	46,898	350,893	57,333	455,124
Securities at fair value through profit or loss
- Equity securities	52,300	963	655	53,918
- Debt securities	9,301	73,590	—	82,891

Total	305,172	474,435	147,099	926,706

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(2,529)	—	—	(2,529)
Investment contracts at fair value through profit or loss	(12)	—	—	(12)

Total	(2,541)	—	—	(2,541)

The following table presents the Group’s quantitative disclosures of fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2016:

	Fair value measurement using			Total
	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3
	RMB million	RMB million	RMB million	RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities	183,222	86,161	76,445	345,828
- Debt securities	28,562	357,463	13,733	399,758
Securities at fair value through profit or loss
- Equity securities	52,790	867	1,061	54,718
- Debt securities	37,172	117,234	—	154,406

Total	301,746	561,725	91,239	954,710

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(2,031)	—	—	(2,031)
Investment contracts at fair value through profit or loss	(12)	—	—	(12)

Total	(2,043)	—	—	(2,043)

Significant unobservable inputs level 3 [member]
Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value

The following table presents the changes in Level 3 assets for the year ended 31 December 2017:

	Available-for-sale securities		Securities at fair value through profit or loss	Total
	Debt securities	Equity securities	Equity securities
	RMB million	RMB million	RMB million	RMB million
Opening balance	13,733	76,445	1,061	91,239
Purchases	47,909	15,197	—	63,106
Transferred into Level 3	—	2,842	695	3,537
Transferred out of Level 3	—	(5,598)	(1,059)	(6,657)
Total gains/(losses) recorded in profit or loss	—	—	(42)	(42)
Total gains/(losses) recorded in other comprehensive income	(519)	315	—	(204)
Disposals	—	(90)	—	(90)
Maturity	(3,790)	—	—	(3,790)

Closing balance	57,333	89,111	655	147,099

The following table presents the changes in Level 3 assets for the year ended 31 December 2016:

	Available-for-sale securities		Securities at fair value through profit or loss	Total
	Debt securities	Equity securities	Equity securities
	RMB million	RMB million	RMB million	RMB million
Opening balance	501	62,343	1,884	64,728
Purchases	13,533	12,499	—	26,032
Transferred into Level 3	—	1,326	1,128	2,454
Transferred out of Level 3	—	(2,054)	(1,884)	(3,938)
Total gains/(losses) recorded in profit or loss	—	—	(67)	(67)
Total gains/(losses) recorded in other comprehensive income	—	2,331	—	2,331
Maturity	(301)	—	—	(301)

Closing balance	13,733	76,445	1,061	91,239